Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Risk and Uncertainties
Risk and Uncertainties

3.Risk and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks such as interest rate, market, and credit risks.  Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.  The Plan has significant investments in Company stock.  As a community bank, the Company has a loan portfolio that is concentrated in residential and commercial real estate loans, which involve risks specific to real estate values and the real estate and mortgage markets in general.  The exposure to residential and commercial real estate could affect the value of the Company’s stock in the future.